N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Acct C of Voya Retirement Insurance & Annuity Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges

•   In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan:

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	0.00%[1,2]	0.45%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.38%[3]	1.34%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expense includes the mortality and expense risk charge (0.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 0.45% annually of your Account Value invested in the Subaccounts during the Income Phase) which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. We currently do not charge an annual maintenance fee, but may deduct it during the Accumulation Phase. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate (Mentor Contract): $761	Highest Annual Cost Estimate (Mentor Contract): $1,523
Lowest Annual Cost Estimate (Direct Contract): $345	Highest Annual Cost Estimate (Direct Contract): $1,141

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of least expensive Fund;

•  No optional benefits;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges [Text Block]

Transaction Charges

•   In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan:

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	0.00%[1,2]	0.45%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.38%[3]	1.34%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expense includes the mortality and expense risk charge (0.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 0.45% annually of your Account Value invested in the Subaccounts during the Income Phase) which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. We currently do not charge an annual maintenance fee, but may deduct it during the Accumulation Phase. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate (Mentor Contract): $761	Highest Annual Cost Estimate (Mentor Contract): $1,523
Lowest Annual Cost Estimate (Direct Contract): $345	Highest Annual Cost Estimate (Direct Contract): $1,141

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of least expensive Fund;

•  No optional benefits;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The base contract expense includes the mortality and expense risk charge (0.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 0.45% annually of your Account Value invested in the Subaccounts during the Income Phase) which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. We currently do not charge an annual maintenance fee, but may deduct it during the Accumulation Phase. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.34%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate (Mentor Contract): $761	Highest Annual Cost Estimate (Mentor Contract): $1,523
Lowest Annual Cost Estimate (Direct Contract): $345	Highest Annual Cost Estimate (Direct Contract): $1,141

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of least expensive Fund;

•  No optional benefits;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A and APPENDIX B.

RISKS (continued from previous page)
Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•   Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•   We may discontinue or restrict the availability of an optional benefit;

•   The availability of certain benefits may vary based on employer and state approval; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability.”

Tax Implications [Text Block]

•  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•   We pay compensation to broker-dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Loan Fees
Loan Initiation Fee[4]	$125.00
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[4]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

Annual Contract Expenses

	Applicable to the Direct Contract	Applicable to the Mentor Contract
Base Contract Expenses[6,7] (as a percentage of average Account Value)	0.00%	0.45%
Loan Interest Rate Spread (per annum)[8]	3.00%
Annual Loan Administration Fee[9]	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.36%	1.24%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

[6]	These fees may be waived, reduced or eliminated in certain circumstances. We currently do not charge an annual maintenance fee. See “CHARGES AND Fees.”
[7]	The mortality and expense risk charge, included in the base contract expenses (0.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 0.45% annually of your Account Value invested in the Subaccounts during the Income Phase), compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”
[8]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full See “Loans ‒ Things to Consider Before Initiating a Loan.”
[9]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Loan Fees
Loan Initiation Fee[4]	$125.00
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[4]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

Other Transaction Fee, Current [Dollars]	$ 125.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	Applicable to the Direct Contract	Applicable to the Mentor Contract
Base Contract Expenses[6,7] (as a percentage of average Account Value)	0.00%	0.45%
Loan Interest Rate Spread (per annum)[8]	3.00%
Annual Loan Administration Fee[9]	$50.00

Base Contract Expense, Footnotes [Text Block]	These fees may be waived, reduced or eliminated in certain circumstances. We currently do not charge an annual maintenance fee. See “CHARGES AND Fees.”The mortality and expense risk charge, included in the base contract expenses (0.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 0.45% annually of your Account Value invested in the Subaccounts during the Income Phase), compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”
Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full See “Loans ‒ Things to Consider Before Initiating a Loan.”
Other Annual Expense, Footnotes [Text Block]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan Administration Fee is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.36%	1.24%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022
Portfolio Company Expenses Minimum [Percent]	0.36%
Portfolio Company Expenses Maximum [Percent]	1.24%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract;
•	Short-Term Investments - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition; and
•	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	For the Direct Contracts, the death benefit is your Account Value on the claim date.	Standard	No additional fee for this death benefit.

For the Direct Contracts, the death benefit is your Account Value on the claim date. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any Advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Guaranteed Minimum Death Benefit

For Mentor Contracts, the Guaranteed Minimum Death Benefit is the greater of:

•   Your Account Value on the claim date; or

•   The sum of payments (minus any applicable premium tax) made to your Contract minus withdrawals made from your Contract (including any outstanding loan amount), as of the claim date.

		Standard	No additional fee for this death benefit.	The Mentor Contracts provide a guaranteed minimum death benefit if the Contract Beneficiary elects a lump-sum distribution or an Income Phase Payment option within six months of your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Option and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, during the Accumulation Phase, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”):

•	Under the 403(b) ORP, 415(m) and 457(b) Contracts, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under the Voluntary 403(b) and Roth 403(b) Contracts, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

For the Direct Contracts, the death benefit is your Account Value on the claim date.

The Mentor Contracts provide a guaranteed minimum death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death.

For Mentor Contracts, the guaranteed minimum death benefit is the greater of:

•	Your Account Value on the claim date; or
•	The sum of payments (minus any applicable premium tax) made to your Contract minus withdrawals made from your Contract (including any outstanding loan amount), as of the claim date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	For the Direct Contracts, the death benefit is your Account Value on the claim date.	Standard	No additional fee for this death benefit.

For the Direct Contracts, the death benefit is your Account Value on the claim date. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any Advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Guaranteed Minimum Death Benefit

For Mentor Contracts, the Guaranteed Minimum Death Benefit is the greater of:

•   Your Account Value on the claim date; or

•   The sum of payments (minus any applicable premium tax) made to your Contract minus withdrawals made from your Contract (including any outstanding loan amount), as of the claim date.

		Standard	No additional fee for this death benefit.	The Mentor Contracts provide a guaranteed minimum death benefit if the Contract Beneficiary elects a lump-sum distribution or an Income Phase Payment option within six months of your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Option and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefit Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full See “Loans ‒ Things to Consider Before Initiating a Loan.”
Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, during the Accumulation Phase, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”):

•	Under the 403(b) ORP, 415(m) and 457(b) Contracts, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under the Voluntary 403(b) and Roth 403(b) Contracts, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

For the Direct Contracts, the death benefit is your Account Value on the claim date.

The Mentor Contracts provide a guaranteed minimum death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death.

For Mentor Contracts, the guaranteed minimum death benefit is the greater of:

•	Your Account Value on the claim date; or
•	The sum of payments (minus any applicable premium tax) made to your Contract minus withdrawals made from your Contract (including any outstanding loan amount), as of the claim date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

For the Direct Contracts, the death benefit is your Account Value on the claim date.

The Mentor Contracts provide a guaranteed minimum death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death.

For Mentor Contracts, the guaranteed minimum death benefit is the greater of:

•	Your Account Value on the claim date; or
•	The sum of payments (minus any applicable premium tax) made to your Contract minus withdrawals made from your Contract (including any outstanding loan amount), as of the claim date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=NRVA04097. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management Company SM	0.81%	-23.00%	1.18%	4.94%
Seeks to provide long-term growth of capital. Future income is a secondary objective.	American Funds® - New Perspective Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management CompanySM	0.76%	-25.88%	4.32%	9.91%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R-4)[1,2] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.74%	7.19%	11.54%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	The American Funds® – The Growth Fund of America® Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)[3] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[3] Investment Adviser: Franklin Mutual Advisers, LLC	0.87%	-10.06%	5.48%	9.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[4,5,6] Investment Adviser: Impax Asset Management LLC	0.89%	-7.60%	5.97%	7.14%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class Y)[4,7] Investment Adviser: Invesco Advisers, Inc.	0.99%	-24.97%	-2.19%	1.48%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	-8.20%	2.50%	1.14%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Advisor Class)[4] Investment Adviser: Franklin Advisers, Inc.	0.72%	-5.95%	-2.56%	-0.39%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-4.78%	3.82%	2.47%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[5,8] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	20.87%	10.47%	8.86%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	This Fund is no longer available to new investments.
[6]	On December 31, 2022, the Fund changed its name from the Pax Sustainable Allocation Fund.
[7]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
[8]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[9] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	0.09%	0.90%	0.47%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[9]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[10]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I)[11] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.40%	-0.02%	1.61%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is no longer available to new investments.
[12]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	19.55%	21.57%	17.83%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-30.21%	10.96%	14.08%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-20.26%	9.22%	12.25%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-27.16%	6.92%	10.69%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-17.61%	6.71%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-20.69%	3.78%	8.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-17.24%	3.18%	5.89%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-18.39%	3.75%	6.93%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-19.28%	4.33%	7.68%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	-19.53%	4.26%	7.71%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[16,17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[16,17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[17]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[18,19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-13.10%	-0.27%	0.74%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	-5.38%	7.10%	11.07%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)[18] Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I)[18] Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.87%	-24.95%	1.85%	3.65%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is no longer available to new investments.
[19]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.93%	-27.14%	4.14%	6.24%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S)[20] Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.95%	-18.64%	8.20%	11.83%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S)[20] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.61%	-5.59%	6.41%	10.44%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.87%	-17.57%	5.32%	10.34%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S)[21] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	-3.41%	6.81%	9.47%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.20%	-33.84%	-0.78%	3.97%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=NRVA04097. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management Company SM	0.81%	-23.00%	1.18%	4.94%
Seeks to provide long-term growth of capital. Future income is a secondary objective.	American Funds® - New Perspective Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management CompanySM	0.76%	-25.88%	4.32%	9.91%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R-4)[1,2] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.74%	7.19%	11.54%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	The American Funds® – The Growth Fund of America® Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)[3] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[3] Investment Adviser: Franklin Mutual Advisers, LLC	0.87%	-10.06%	5.48%	9.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[4,5,6] Investment Adviser: Impax Asset Management LLC	0.89%	-7.60%	5.97%	7.14%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class Y)[4,7] Investment Adviser: Invesco Advisers, Inc.	0.99%	-24.97%	-2.19%	1.48%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	-8.20%	2.50%	1.14%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Advisor Class)[4] Investment Adviser: Franklin Advisers, Inc.	0.72%	-5.95%	-2.56%	-0.39%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-4.78%	3.82%	2.47%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[5,8] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	20.87%	10.47%	8.86%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	This Fund is no longer available to new investments.
[6]	On December 31, 2022, the Fund changed its name from the Pax Sustainable Allocation Fund.
[7]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
[8]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[9] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	0.09%	0.90%	0.47%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[9]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[10]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I)[11] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.40%	-0.02%	1.61%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is no longer available to new investments.
[12]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	19.55%	21.57%	17.83%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-30.21%	10.96%	14.08%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-20.26%	9.22%	12.25%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-27.16%	6.92%	10.69%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-17.61%	6.71%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-20.69%	3.78%	8.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-17.24%	3.18%	5.89%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-18.39%	3.75%	6.93%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-19.28%	4.33%	7.68%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	-19.53%	4.26%	7.71%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[16,17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[16,17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[17]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[18,19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-13.10%	-0.27%	0.74%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	-5.38%	7.10%	11.07%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)[18] Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I)[18] Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.87%	-24.95%	1.85%	3.65%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is no longer available to new investments.
[19]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.93%	-27.14%	4.14%	6.24%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S)[20] Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.95%	-18.64%	8.20%	11.83%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S)[20] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.61%	-5.59%	6.41%	10.44%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.87%	-17.57%	5.32%	10.34%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S)[21] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	-3.41%	6.81%	9.47%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	This Fund is no longer available to new investments.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.20%	-33.84%	-0.78%	3.97%

Risks Associated With Investment Options [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A and APPENDIX B.

Insurance Company Risks [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract;
Short Term Investments [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investments - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security And Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition; and
Payment Of Advisory Fee From Contract Value [Member]
Prospectus:
Principal Risk [Text Block]	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

American Funds Euro Pacific Growth Fund Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® - EuroPacific Growth Fund® (Class R-4)[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
American Funds New Perspective Fund Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital. Future income is a secondary objective.
Portfolio Company Name [Text Block]	American Funds® - New Perspective Fund® (Class R-4)[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(25.88%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	9.91%
American Funds The Growth Fundof America Class R 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® - The Growth Fund of America® (Class R-4)[1,2]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(30.74%)
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Fidelity V I P Contrafund S M Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Fidelity V I P Equity Income Portfolio S M Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)[3]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Franklin Small Cap Value V I P Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)[3]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Impax Sustainable Allocation Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and conservation of principal and secondarily long-term growth of capital.
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Fund (Investor Class)[4,5,6]
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(7.60%)
Average Annual Total Returns, 5 Years [Percent]	5.97%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Invesco Developing Markets Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund (Class Y)[4,7]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(24.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.19%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
P I M C O Real Return Portfolio Administrative Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(8.20%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	1.14%
Templeton Global Bond Fund Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income with capital appreciation and growth of income.
Portfolio Company Name [Text Block]	Templeton Global Bond Fund (Advisor Class)[4]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.56%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Voya Global Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(4.78%)
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	2.47%
Voya Global High Dividend Low Volatility Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth and current income.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio (Class I)[5,8]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	20.87%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Voya Government Money Market Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)[9]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	0.09%
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	0.47%
Voya Growthand Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)[10]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Voya High Yield Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide Investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(12.28%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Voya Index Plus Large Cap Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)[10]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(19.04%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Voya Index Plus Mid Cap Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)[10]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.62%
Voya Index Plus Small Cap Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)[11]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	9.73%
Voya Intermediate Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	1.61%
Voya International High Dividend Low Volatility Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[12]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(8.90%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Voya International Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(14.59%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Voya Large Cap Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	19.55%
Average Annual Total Returns, 5 Years [Percent]	21.57%
Average Annual Total Returns, 10 Years [Percent]	17.83%
Voya Large Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)[13]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Voya Mid Cap Opportunities Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(25.07%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Voya Russell Large Cap Growth Index Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class S)[13]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(30.21%)
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Voya Russell Large Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(20.07%)
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	12.53%
Voya Russell Large Cap Value Index Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Value Index Portfolio (Class S)[14]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(20.26%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Voya Russell Mid Cap Growth Index Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)[14]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Voya Russell Mid Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.61%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Voya Russell Small Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Small Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(20.69%)
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Voya Solution 2025 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class I)[15]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	5.89%
Voya Solution 2035 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class I)[15]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.39%)
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	6.93%
Voya Solution 2045 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class I)[15]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(19.28%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Voya Solution 2055 Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class I)[16]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Voya Solution Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)[16]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(14.82%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Voya Strategic Allocation Conservative Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Conservative Portfolio (Class I)[16,17]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.46%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Voya Strategic Allocation Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Growth Portfolio (Class I)[16,17]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(19.35%)
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Voya Strategic Allocation Moderate Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Portfolio Company Name [Text Block]	Voya Strategic Allocation Moderate Portfolio (Class I)[18,19]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.16%)
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	5.92%
Voya U S Bond Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Voya U.S. Bond Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(13.10%)
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	0.74%
V Y American Century Small Mid Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(5.38%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	11.07%
V Y Baron Growth Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)[18]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(23.69%)
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	11.95%
V Y C B R E Global Real Estate Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)[18]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(24.95%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.65%
V Y C B R E Real Estate Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return including capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Real Estate Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(27.14%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	6.24%
V Y Columbia Contrarian Core Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class S)[20]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(18.64%)
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	11.83%
V Y Invesco Comstock Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class S)[20]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	0.38%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	10.84%
V Y Invesco Global Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Invesco Global Portfolio (Class I)[20]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(31.93%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	7.84%
V Y Invesco Growthand Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.59%)
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	10.44%
V Y J P Morgan Small Cap Core Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth over the long term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	10.34%
V Y T Rowe Price Capital Appreciation Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.18%)
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	10.64%
V Y T Rowe Price Diversified Mid Cap Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[21]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(24.34%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.04%
V Y T Rowe Price Equity Income Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class S)[21]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(3.41%)
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	9.47%
V Y T Rowe Price Growth Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(40.66%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(33.46%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Wanger International [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(33.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	3.97%
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	For the Direct Contracts, the death benefit is your Account Value on the claim date.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

For the Direct Contracts, the death benefit is your Account Value on the claim date. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any Advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Name of Benefit [Text Block]	Death Benefit
Guaranteed Minimum Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit
Purpose of Benefit [Text Block]

For Mentor Contracts, the Guaranteed Minimum Death Benefit is the greater of:

•   Your Account Value on the claim date; or

•   The sum of payments (minus any applicable premium tax) made to your Contract minus withdrawals made from your Contract (including any outstanding loan amount), as of the claim date.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The Mentor Contracts provide a guaranteed minimum death benefit if the Contract Beneficiary elects a lump-sum distribution or an Income Phase Payment option within six months of your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit
Asset Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Option and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Loans
Deduction Of Advisory Fees From Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Mentor Contracts [Member]
Prospectus:
Lowest Annual Cost [Dollars]	$ 761
Highest Annual Cost [Dollars]	$ 1,523
Base Contract Expense (of Average Account Value), Current [Percent]	0.45%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$1,718	$5,326	$9,178	$19,978

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,718
Surrender Expense, 3 Years, Maximum [Dollars]	5,326
Surrender Expense, 5 Years, Maximum [Dollars]	9,178
Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,978
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,718	$5,326	$9,178	$19,978

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,718
No Surrender Expense, 3 Years, Maximum [Dollars]	5,326
No Surrender Expense, 5 Years, Maximum [Dollars]	9,178
No Surrender Expense, 10 Years, Maximum [Dollars]	19,978
Direct Contracts [Member]
Prospectus:
Lowest Annual Cost [Dollars]	345
Highest Annual Cost [Dollars]	$ 1,141
Base Contract Expense (of Average Account Value), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%
Other Annual Expense, Current [Dollars]	$ 50.00
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$1,263	$3,934	$6,810	$15,000

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,263
Surrender Expense, 3 Years, Maximum [Dollars]	3,934
Surrender Expense, 5 Years, Maximum [Dollars]	6,810
Surrender Expense, 10 Years, Maximum [Dollars]	$ 15,000
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,263	$3,934	$6,810	$15,000

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,263
No Surrender Expense, 3 Years, Maximum [Dollars]	3,934
No Surrender Expense, 5 Years, Maximum [Dollars]	6,810
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 15,000
Optional Benefit Expense (of Other Amount), Current [Percent]	3.00%